Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalent		$ 2,991,563	$ 9,380,322
Restricted cash		1,723,937
Accounts receivable, net		21,487,053	14,814,583
Notes receivable		28,169	13,049
Loan receivable, net		1,037,304	59,612,192
Prepayments, deposits and other current assets, net		2,434,714	1,447,752
Total Current Assets		31,067,719	87,408,491
Property and equipment, net		5,902,949	5,833,918
Intangible assets, net		35,032,450	5,162,724
Prepayments, deposits and other assets		76,274,752	226,544
Long term investments		11,272,965	30,764,195
Goodwill		15,031,608
Right-of-use assets-operating lease		357,007	211,585
Deferred tax assets		1,019,173	980,653
Total Assets		175,958,623	130,588,110
CURRENT LIABILITIES:
Bank loans		3,943,718	2,609,755
Accounts payable		18,567,993	12,815,532
Convertible notes		5,020,633	9,079,966
Deferred revenue		2,175,896	1,376,998
Loan from third parties		552,108
Accrued expenses and other current liabilities		1,086,194	1,733,181
Due to related party		40,208	118,114
Taxes payable		180,442	110,843
Operating lease liabilities -current		260,728	91,587
Total Current Liabilities		31,827,920	27,935,976
Operating lease liabilities -non-current		109,956	101,992
Total Liabilities		31,937,876	28,037,968
COMMITMENTS AND CONTINGENCIES
EQUITY:
Additional Paid-in Capital		243,197,192	164,753,623
Subscription receivable		(40,500,000)
Accumulated deficit		(168,679,873)	(59,081,432)
Accumulated other comprehensive loss		(5,062,516)	(3,333,541)
Total X3 Holdings Co., Ltd.’s Shareholders’ Equity		132,838,032	102,813,649
Non-controlling interest		11,182,715	(263,507)
Total Equity		144,020,747	102,550,142
Total Liabilities and Equity		175,958,623	130,588,110
Class A Common Shares
EQUITY:
Common shares value	[1]	103,785,668	474,999
Class B Common Shares
EQUITY:
Common shares value	[1]	97,561
Related Party
CURRENT ASSETS:
Due from related parties, net		1,364,979	2,140,593
CURRENT LIABILITIES:
Due to related party		$ 40,208	$ 118,114

[1]	Retroactively restated for one-for-eight reverse split with effective date of September 22, 2023.